Taxes (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Provision for doubtful accounts	$ 255,119	$ 37,042
Depreciation and amortization	53,992	50,374
Net operating loss carryforward	272,815
Valuation allowance	(272,815)
Total deferred tax assets	$ 309,111	$ 87,416